Contingent Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Contingent Liabilities
Contractual purchase obligations for 2017	$ 9,181
Contractual purchase obligations for 2018 and 2019	11,214
Contractual purchase obligations for 2020 and 2021	7,799
Contractual purchase obligations for years 2022 and thereafter	$ 7,242